Note 11 - Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

11. Stockholders’ Equity

Reverse Recapitalization

The Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders’ Equity reflect the Merger and reverse recapitalization as of January 2022 as discussed in Note 4 (Reverse Recapitalization). Since it was determined that Satellogic Inc. was the accounting acquirer in the reverse recapitalization, all periods prior to the consummation of the Merger reflect the balances and activity of Satellogic Inc. (other than shares which were retroactively restated in connection with the Merger).

Preferred Stock

Prior to the Merger, the Company’s authorized and issued preferred stock consisted of the following:

	Authorized Shares (prior to Merger)	Issued and Outstanding Shares (as of December 31, 2021)
Series A preferred stock	4,723,330	2,547,330
Series B preferred stock	3,117,915	1,392,131
Series B-1 preferred stock	899,153	672,524
Total preferred stock	8,740,398	4,611,985

In connection with the Merger, all shares of preferred stock were converted to shares of Class A ordinary shares.

Preferred Stockholder Transaction

In March 2021, we signed an Exchange Agreement (the “Exchange Agreement”) in conjunction with a Loan and Security Agreement and warrant with Columbia River Investment Limited, a holder of preferred stock and convertible notes (the “Investor”), requiring the Investor to sell back to us all its outstanding shares and Notes debt (as part of the sale of such notes to Nettar Group Inc.

The Columbia Warrant was initially recognized as a liability. The fair value of the Columbia Warrant was reclassified to additional paid-in capital in connection with the Merger.

Common Stock

We are authorized to issue unlimited Class A ordinary shares with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. As of September 30, 2023, there were 76,292,604 shares of Class A common stock issued and outstanding.

In addition, we are authorized to issue unlimited shares of Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to 1.472467906 votes per share. Satellogic’s founder and Chief Executive Officer owns 13,582,642 Class B ordinary shares, representing 100% of the voting power of the Class B ordinary shares and 20.8% of the voting power of Satellogic’s common stock.

Holders of Class B ordinary shares have a number of votes per share equal to the number of votes controlled by the Liberty Investor. Class B ordinary shares will automatically convert to Class A ordinary shares at the five-year anniversary of the Closing Date unless otherwise converted, generally at the holder’s option.

Treasury Stock

On February 14, 2022, our board of directors approved an initial $5 million share repurchase program. Repurchases under the program may be made in the open market, in privately negotiated transactions or otherwise, with the timing of repurchases depending on market conditions.

We repurchased 516,123 Class A ordinary shares for $2.7 million during the nine months ended September 30, 2022. The Company did not repurchase any shares during the nine months ended September 30, 2023.

Hannover Holdings Transaction

We repurchased 51,700 Class A ordinary shares, 134,735 shares of Series A preferred stock, and 15,082 shares of Series B-1 preferred stock from Hannover Holdings S.A. prior to the consummation of the Merger for an aggregate of $5.9 million (the “Hannover Holdings Transaction”).

11. Stockholders’ Equity (Deficit)

Reverse Recapitalization

The Consolidated Statements of Redeemable Preferred Stock and Stockholders’ Equity (Deficit) reflect the Merger and reverse recapitalization as of January 2022 as discussed in Note 4 (Reverse Recapitalization). Since Satellogic Inc. was determined to be the accounting acquirer in the reverse recapitalization, all periods prior to the consummation of the Merger reflect the balances and activity of Satellogic Inc. (other than shares which were retroactively restated in connection with the Merger).

Preferred Stock

Prior to the Merger, our authorized and issued preferred stock consisted of the following:

	Authorized Shares (prior to Merger)	Issued and Outstanding Shares (as of December 31, 2021)
Series A preferred stock	4,723,330	2,547,330
Series B preferred stock	3,117,915	1,392,131
Series B-1 preferred stock	899,153	672,524
Total preferred stock	8,740,398	4,611,985

In connection with the Merger, all shares of preferred stock were converted to shares of Class A ordinary shares.

Preferred Stockholder Transaction

In March 2021, we signed an Exchange Agreement (the “Exchange Agreement”) in conjunction with a Loan and Security Agreement and warrant with Columbia River Investment Limited, a holder of preferred stock and convertible notes (the “Investor”), requiring the Investor to sell back to us all its outstanding shares and Notes debt (as part of the sale of such notes to Nettar. For further discussion of the Notes, see Note 17 (Debt).

The Columbia Warrant was initially recognized as a liability. The fair value of the Columbia Warrant was reclassified to additional paid-in capital in connection with the Merger. See Note 6 (Warrant Liabilities) for further information relating to the Columbia Warrant.

Common Stock

Our registration statement was filed on May 2, 2022 and was declared effective on May 9, 2022.

We are authorized to issue unlimited Class A ordinary shares with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. As of December 31, 2022, there were 75,612,795 Class A ordinary shares issued and outstanding.

In addition, we are authorized to issue unlimited Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to 1.472467906 votes per share. Satellogic’s founder and Chief Executive Officer owns 13,582,642 Class B ordinary shares, representing 100% of the voting power of the Class B ordinary shares and 20.9% of the voting power of Satellogic’s common stock.

Holders of Class B ordinary shares have a number of votes per share equal to the number of votes controlled by the Liberty Investor. Class B ordinary shares will automatically convert to Class A ordinary shares at the five-year anniversary of the Closing Date unless otherwise converted, generally at the holder’s option.

Treasury Stock

On February 14, 2022, our board of directors approved an initial $5 million share repurchase program. Repurchases under the program may be made in the open market, in privately negotiated transactions or otherwise, with the timing of repurchases depending on market conditions.

We repurchased 516,123 Class A ordinary shares for $2.7 million during the year ended December 31, 2022.

Hannover Holdings Transaction

We repurchased 51,700 Class A ordinary shares, 134,735 shares of Series A preferred stock, and 15,082 shares of Series B-1 preferred stock from Hannover Holdings S.A. prior to the consummation of the Merger for an aggregate of $5,853 (the “Hannover Holdings Transaction”).